[LURIO & ASSOCIATES, P.C. LETTERHEAD]



                                  May 13, 2005

VIA ELECTRONIC FILING

Sara Kalin, Esquire
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE:      USA Technologies, Inc.
                  Form S-1 filed April 14, 2005
                  File No. 333-124078

Dear Ms. Kalin:

         This office represents USA Technologies, Inc. (the "Company"). This letter shall respond to the staff's comment letter dated May 12, 2005 relating to the above-captioned registration statement. Each paragraph set forth below corresponds to the numbered paragraph of the staff's comment letter.

         Selling Shareholders

         1. An appropriate column has been added to the registration statement reflecting the amount of securities held by each selling shareholder prior to the offering.

         2. The related footnotes to the selling shareholder's table have been amended to reflect the material terms of the 2005-C and 2005-D offerings and the Company's relationship with Mr. Illes regarding the prior Common Stock Purchase Agreement.

         3. This will conform that the Company has indicated that none of the selling shareholders are registered broker-dealers or affiliated with broker-dealers.

         4. The agreement governing the terms of the Company's relationship with CEOCAST has been filed as Exhibit 10.24 to the registration statement.

         Plan of Distribution

         5. This will confirm that the Company has indicated that the Company and the selling shareholders are aware of the staff's position on short sales.

         Legal Opinion

         6. The legal opinion filed as Exhibit 5.1 to the registration statement has been revised in accordance with the staff's comment.

         7. The legal opinion filed as Exhibit 5.1 to the registration statement has been revised in accordance with the staff's comment.

         Please contact the undersigned directly at (215) 665-9300 (extension
105) with any questions you may have regarding this letter.



                                          Sincerely,

                                          /s/ Douglas M. Lurio
                                              Douglas M. Lurio



cc:      Mr. George R. Jensen, Jr.
         Mr. David DeMedio
         Mr. Gerard Emory, CPA